Income Taxes – Summary of Statutory Federal Income Tax Rate (Benefit) to the Company's Effective Tax Rate (Benefit) (Detail)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	21.00%
Meals & entertainment	0.00%
Financing costs	0.00%
Change in fair value of warrant liabilities	4.80%
Change in Valuation Allowance	(25.80%)
Income tax provision	0.00%